MUNICIPAL INCOME OPPORTUNITIES TRUST II    Two World Trade Center, New York, New
York 10048

LETTER TO THE SHAREHOLDERS August 31, 1995

DEAR SHAREHOLDER:

MARKET SUMMARY

Bond market conditions have improved steadily since late last year.
Progressive tightening of Federal Reserve Board monetary policy over the 12 months through February 1995 led to slower economic growth and caused bonds to rally. The move toward lower long-term interest rates this year reversed 1994's prevailing trend of rapidly rising rates.

Long-term municipal bond yields, as tracked by The Bond Buyer Revenue Bond Index*, moved from a high of 7.37 percent in November 1994 to 6.26 percent at the end of August 1995. This 111 basis point decline in yield corresponded to a 9 percent price increase for callable municipal bonds with 30-year maturities. Tax-exempt bonds outperformed U.S. Treasury bonds in early 1995. The ratio of the Revenue Bond Index yield to the 30-year U.S. Treasury bond yield moved from a high of 89 percent in December 1994 to 84 percent by the end of February 1995. A declining ratio means that municipal bond prices have been stronger than U.S. Treasury prices.

Tax reform proposals advocating the flat-tax concept were introduced in Congress in the wake of the mid-term elections. The risk of eventual passage of comprehensive changes in the tax code caused municipals to adjust in relation to Treasuries. By the end of August, the ratio of the Revenue Bond Index yield to the 30-year U.S. Treasury bond yield had risen to 94 percent.

The pace of new-issue underwriting over the first eight months of 1995 declined 25 percent compared to the same period last year. With bond maturities and calls for redemption estimated to exceed new issues coming to market in 1995, the outstanding supply of municipal securities is expected to decline for the second year in a row. The resulting demand for tax-free securities has tended to counteract the uncertainty created by flat tax proposals.

---------------------
 * The Bond Buyer Revenue Bond Index is an arithmetic average of the yields of 25 selected municipal revenue bonds with 30-year maturities. Credit ratings of these bonds range from Aa1 to Baa1 by Moody's and AA+ to A- by Standard & Poor's.

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PERFORMANCE

The net asset value (NAV) of Municipal Income Opportunities Trust II (OIB) rose from $8.66 to $8.80 per share during the six month period ended August 31, 1995. Based on this NAV change plus reinvestment of tax-free dividends totaling $0.30 per share, the Fund's total NAV return for the period was 5.46 percent. OIB's market price on the New York Stock Exchange began and ended the period at $8.00 per share. Based on this value and reinvestment of dividends, the Fund's total market return for the six-month period was 3.78 percent. At the end of August, the Fund had undistributed net investment income of $0.13 per share, an increase of $0.04 per share over the past six months. This dividend reserve or "cushion" has been accumulated to better sustain future dividends. OIB's market price began the period trading at a 7.6 percent discount to NAV and ended at a 9.1 percent discount.

PORTFOLIO STRUCTURE

Progress continues in reducing problem loans which are not accruing interest or which face restructuring. Four loans representing less than one percent of net assets are not accruing interest. This compares with six loans totaling two percent of net assets that were non earning in February. An additional seven loans totaling 11 percent of net assets continued to accrue income but are considered problems. In February, nine loans aggregating 17 percent of net assets were in this risk category.

As of August 31, 1995, the Fund had net assets in excess of approximately $176 million. The long-term portfolio was diversified among 13 municipal sectors and 58 separate credits. The two largest municipal sectors -- industrial development/pollution control revenue and nursing & health related facilities revenue -- represented 45 percent of net assets. The average maturity and call protection of the Fund's long-term holdings was 20 and 7 years, respectively.

LOOKING AHEAD

The slower pace of economic growth in 1995 and the Federal Reserve Board's previous interest rate moves have improved bond market expectations. The decreasing supply of new issues combined with significant maturities and calls for redemption should continue to be positive for the municipal market. However, tax-reduction proposals may continue to receive publicity and cloud the outlook for tax-exempt bonds. With long-term municipals yielding more than 90 percent of the yield on Treasuries, the market has begun the process of discounting the risk that a flat tax will eventually become law.

Among the factors that will determine the Fund's future dividend level are changes in market yields and the sale, redemption or restructuring of older, higher-yielding portfolio holdings. The Fund continues to gradually upgrade its portfolio by purchasing more investment-grade bonds than non-rated securities.

MUNICIPAL INCOME OPPORTUNITIES TRUST II

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended August 31, 1995, OIB purchased and retired 139,800 shares of common stock at weighted average market discount of 7.51 percent.

We appreciate your ongoing support of Municipal Income Opportunities Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ C. FIUMEFREDDO
---------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1995 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (96.7%)
              General Obligation (1.1%)
$  2,000      New York City, New York, 1994 Ser D......................................     5.75 %     08/15/10     $  1,898,080
--------                                                                                                              ----------
              Educational Facilities Revenue (0.5%)
   1,000      New York State Dormitory Authority, State University Ser 1993 A..........     5.25       05/15/15          898,970
--------                                                                                                              ----------
              Hospital Revenue (7.3%)
   2,000      Corona, California, Vista Hospital System Inc Ser 1992 B COPs............     9.50       07/01/20        2,186,300
   1,885      Illinois Health Facilities Authority, Hinsdale Hospital Ser 1990 C.......     9.50       11/15/19        2,208,259
              Massachusetts Health & Educational Facilities Authority,
   2,000       Dana Farber Cancer Institute Ser G - 1..................................     6.25       12/01/14        2,003,120
   3,000       Dana Farber Cancer Institute Ser G - 1..................................     6.25       12/01/22        2,964,780
   1,500      North Central Texas Health Facilities Development Corporation, University
               Medical Center Inc Ser 1987.............................................     7.75       04/01/17        1,550,730
   2,000      Tarrant County Health Facilities Development Corporation, Texas,
               Community Health Care Foundation Inc....................................    10.125      04/01/11        2,044,440
--------                                                                                                              ----------
  12,385                                                                                                              12,957,629
--------                                                                                                              ----------
              Industrial Development/Pollution Control Revenue (22.4%)
   1,350      Metropolitan Washington Airports Authority, District of Columbia,
               CaterAir International Corp Ser 1991 (AMT)..............................    10.125      09/01/11        1,414,192
   2,000      Chicago, Illinois, Chicago-O'Hare Intl Airport/American Airlines Inc
               Ser 1990 A (AMT)........................................................     7.875      11/01/25        2,141,140
   2,600      Holyoke, Massachusetts, McCormack/Partyka Ser 1990 (AMT) (c).............     4.00       08/15/10        1,560,000
              Lapeer Economic Development Corporation, Michigan, Dott Manufacturing Co
   2,095       Ser 1989 B (AMT)........................................................     9.00       11/15/19        2,105,475
   2,055       Ser 1989 A (AMT)........................................................    10.625      11/15/19        2,263,439
              Michigan Strategic Fund, Kasle Steel Corp
   1,715       Ser 1989 (AMT)..........................................................     9.375      10/01/06        1,857,470
   5,207       Ser 1989 (AMT)..........................................................     9.50       10/01/14        5,728,202
   1,455      Sanilac County Economic Development Corporation, Michigan, Dott
               Manufacturing Co Ser 1989 (AMT).........................................    10.625      08/15/19        1,607,717
   3,000      Claiborne County, Mississippi, Middle South Energy Inc Ser C.............     9.875      12/01/14        3,518,820
   3,500      Cleveland, Ohio, Continental Airlines Inc Ser 1990 A (AMT)...............     9.00       12/01/19        3,533,880
              Oklahoma Development Finance Authority, Midway Environmental Management
               Co Inc
   3,105       Ser 1989 B (AMT)........................................................     9.50       09/01/15        3,105,000
     520       Ser 1990 A (AMT)........................................................     9.50       09/01/99          525,200
   1,000      Beaver County Industrial Development Authority, Pennsylvania, Cleveland
               Illuminating Co Refg Ser 1995...........................................     7.625      05/01/25        1,021,130
   3,000      Pennsylvania Economic Development Financing Authority, MacMillan Bloedel
               Ltd Ser 1995 (AMT)......................................................     7.60       12/01/20        3,240,990
   3,695      Westmoreland County Industrial Development Authority, Pennsylvania,
               Valley Landfill/National Waste Energy Corp Ser 1989 A (AMT).............     9.75       08/01/04        3,989,750
   2,000      Upshur County, West Virginia, TJ International Inc Ser 1995 (AMT)........     7.00       07/15/25        2,030,360
--------                                                                                                              ----------
  38,297                                                                                                              39,642,765
--------                                                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1995 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE           VALUE
              Mortgage Revenue - Multi-Family (10.9%)
              Boulder County, Colorado, Village Place at Longmont
$  3,065       Ser 1989 A (AMT)........................................................    10.125%     07/15/19     $  3,175,769
  10,837       Ser 1989 B (AMT)........................................................     0.00       07/15/19          969,132
   3,000      Palm Beach County Housing Authority, Florida, Scattered Sites Ser 1990
               (b).....................................................................     9.75       06/01/20        1,410,000
   7,000      Eden Prairie, Minnesota, Fountain Place Apts Phase II Refg Ser A.........     9.75       07/15/19        4,620,000
              Memphis Center City Revenue Finance Corporation, Tennessee, Riverset Apts
               Phase II Refg
   3,810       Ser 1989 A..............................................................     9.50       10/01/19        2,819,400
  28,148       Ser 1989 B (a)..........................................................     0.00       10/01/19          281,485
   2,775      San Antonio Housing Finance Corporation, Texas, La Posada Del Rey Ser
               1990 A..................................................................    10.00       02/01/20        2,998,942
              Alexandria Redevelopment & Housing Authority, Virginia, Courthouse
               Commons Apts
   2,000       Ser 1990 A (AMT)........................................................    10.00       01/01/21        2,000,000
  10,973       Ser 1990 B (AMT)........................................................     0.00       01/01/21          882,528
--------                                                                                                              ----------
  71,608                                                                                                              19,157,256
--------                                                                                                              ----------
              Mortgage Revenue - Single Family (3.7%)
   3,500      Maine Housing Authority, Purchase Ser 1990 A-4 (AMT).....................     6.40       11/15/23        3,467,975
   1,980      Ohio Housing Finance Authority, GNMA-Backed 1988 Ser B (AMT).............     8.25       12/15/19        2,129,530
              Utah Housing Finance Agency,
     490       Ser 1990 A-2 (AMT)......................................................     7.80       07/01/10          505,567
     360       Ser 1990 A-2 (AMT)......................................................     7.875      07/01/22          377,017
--------                                                                                                              ----------
   6,330                                                                                                               6,480,089
--------                                                                                                              ----------
              Nursing & Health Related Facilities Revenue (22.4%)
   2,365      Arkansas Development Finance Authority, Wynwood Nursing Center Ser 1989
               (AMT)...................................................................    10.50       11/01/19        2,544,835
              Vista, California, Long-Term Care Foundation of America
   2,785       Ser 1994 A COPs (d).....................................................     8.50       01/01/20        2,227,856
     343       Ser 1994 B COPs (d).....................................................     0.00       01/01/20            3,433
   1,768      North Miami, Florida, Hallmark Homes for Better Living Foundation Ser
               1990 A (a)..............................................................    10.50       08/01/20           53,042
   3,965      Monroe County Development Authority, Georgia, Health Scholarships Inc Ser
               1989 A..................................................................    10.125      09/01/19        3,885,700
   2,470      Sterling, Illinois, Hoosier Care Inc Ser 1989 A..........................     9.75       08/01/19        2,701,143
   4,000      Iowa Financial Authority, Mercy Health Initiatives Ser 1989..............     9.95       07/01/19        4,220,200
   3,340      Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990.............................    10.25       01/01/20        3,392,071
   1,500      Westside Habilitation Center, Louisiana, Intermediate Care Facility for
               the Mentally Retarded Refg Ser 1993.....................................     8.375      10/01/13        1,560,780
   1,100      Massachusetts Health & Educational Facilities Authority, Farren Care
               Center 1989 Ser A.......................................................    10.375      06/01/10        1,265,363

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1995 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE           VALUE
              Massachusetts Industrial Finance Agency,
$  4,905      Greater Lynn Special Needs Housing Corp & Mental Health & Retardation
               Assn 1990 Issue.........................................................     9.875%     06/01/10     $  5,318,786
   1,290      May Institute for Autistic Children Inc 1990 Issue.......................     9.75       06/01/10        1,392,039
     290      Pioneer Valley Living Care Center at Amherst 1990 Issue..................     7.00       10/01/01          258,100
      77      Pioneer Valley Living Care Center at Amherst 1990 Issue..................     0.00       10/01/20            1,535
   4,945      Chester County Industrial Development Authority, Pennsylvania, RHA/PA
               Nursing Ser 1989........................................................    10.125      05/01/19        5,387,429
   1,480      Maury County Health & Educational Facilities Board, Tennessee, Southern
               Healthcare/Heritage Manor of Monteagle Ser 1990 E.......................    10.50       03/01/20        1,662,780
              Tarrant County Health Facilities Development Corporation, Texas,
     825       3927 Foundation Inc Ser 1989............................................    10.00       09/01/99          910,668
   2,500       3927 Foundation Inc Ser 1989............................................    10.125      09/01/09        2,732,725
--------                                                                                                              ----------
  39,948                                                                                                              39,518,485
--------                                                                                                              ----------
              Public Facilities Revenue (1.9%)
   3,000      Geo L Smith II Georgia World Congress Center Authority, Georgia, Domed
               Stadium Ser 1990 (AMT)..................................................     7.875      07/01/20        3,298,920
   2,360      La Salle County Jail Facilities Finance Corporation, Texas, Criminal
               Detention Center (a)....................................................     9.75       08/01/09               24
--------                                                                                                              ----------
   5,360                                                                                                               3,298,944
--------                                                                                                              ----------
              Resource Recovery Revenue (4.1%)
              Greater Detroit Resource Recovery Authority, Michigan,
   3,000       Ser E...................................................................     9.25       12/13/08        3,127,140
   4,000       Ser H...................................................................     9.25       12/13/08        4,169,520
--------                                                                                                              ----------
   7,000                                                                                                               7,296,660
--------                                                                                                              ----------
              Retirement & Lifecare Facilities Revenue (5.7%)
   2,200      Pima County Industrial Development Authority, Arizona, Country Club of
               La Cholla Ser 1990 (AMT)................................................     8.50       07/01/20        2,091,056
   1,500      Colorado Health Facilities Authority, Liberty Heights Ser A (a)..........    10.00       07/01/19          825,000
   1,145      Charlotte Housing Authority, North Carolina, Merrywood Senior Adult
               Community Ser 1989 A (AMT)..............................................     9.75       05/01/19        1,145,000
   2,000      Lorain County, Ohio, Laurel Lakes Ser 1993...............................     7.125      12/15/18        1,954,200
              Chesterfield County Industrial Development Authority, Virginia,
               Brandermill Woods Proj #4 (c)
   5,750       Ser 1991 A..............................................................     4.00       07/01/16        4,025,000
     800       Ser 1991 A..............................................................     0.00       07/01/17           16,000
     800       Ser 1991 A..............................................................     0.00       07/01/18           16,000
     800       Ser 1991 A..............................................................     0.00       07/01/19           16,000
     800       Ser 1991 A..............................................................     0.00       07/01/20           16,000
     800       Ser 1991 A..............................................................     0.00       07/01/21           16,000
--------                                                                                                              ----------
  16,595                                                                                                              10,120,256
--------                                                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1995 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE           VALUE
--------------------------------------------------------------------------------------------------------------------------------
              Tax Allocation (6.7%)
$  1,180      Bridgeview, Illinois, Tax Increment Refg Ser 1995........................     9.00 %     01/01/11     $  1,251,130
   6,060      Carol Stream, Illnois, Carol Pointe Ser 1990 A...........................     9.50       01/15/10        6,687,089
     500      Hodgkins, Illinois, Ser 1991.............................................     9.50       12/01/09          564,220
   1,025      Madison Heights Tax Increment Finance Authority, Michigan, Ser 1991......     8.50       03/15/01        1,068,460
   2,022      Muskegon Downtown Development Authority, Michigan, Ltd Oblig 1989 Ser A-1
               (d).....................................................................     9.75       06/01/18        2,337,689
--------                                                                                                              ----------
  10,787                                                                                                              11,908,588
--------                                                                                                              ----------
              Transportation Facilities Revenue (2.8%)
              Foothills/Eastern Transportation Corridor Agency, California,
   2,000       Toll Road Sr Lien Ser 1995 A............................................     0.00       01/01/13        1,101,040
   2,000       Toll Road Sr Lien Ser 1995 A............................................     6.00       01/01/34        1,822,760
   2,000      Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A.....     6.00       10/01/13        1,931,440
--------                                                                                                              ----------
   6,000                                                                                                               4,855,240
--------                                                                                                              ----------
              Refunded (7.2%)
   2,305      Bedford Park, Illinois, First Lien Ser 1990..............................     9.70       01/01/10        2,827,566
              Hodgkins, Illinois,
   1,000       Ser 1991................................................................     9.50       12/01/09        1,261,390
   4,000      Second Lien Ser 1990.....................................................     9.50       12/15/09        4,949,760
   3,040      Illinois Health Facilities Authority, Hinsdale Hospital Ser 1990 C.......     9.50       11/15/19        3,752,637
--------                                                                                                              ----------
  10,345                                                                                                              12,791,353
--------                                                                                                              ----------
 227,655      TOTAL MUNICIPAL BONDS (Identified Cost $171,783,978).............................................      170,824,315
--------                                                                                                              ----------
              SHORT-TERM MUNICIPAL OBLIGATION (0.9%)
   1,600      Louisiana Offshore Terminal Authority, LOOP Inc Ser 1992 A (Demand
--------       09/01/95) (Identified Cost $1,600,000)..................................     3.45*      09/01/08        1,600,000
                                                                                                                      ----------
$229,255      TOTAL INVESTMENTS (Identified Cost $173,383,978) (e)....................................    97.6%      172,424,315
--------
--------
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES............................................    2.4        4,316,944
                                                                                                           ----       ----------
              NET ASSETS...............................................................................  100.0%     $176,741,259
                                                                                                         ======     ============

---------------------
 AMT   Alternative Minimum Tax.
 COPs  Certificates of Participation.
  *     Current coupon of variable rate security.
 (a)    Bond in default; non-income producing.
 (b)    Bond in default.
 (c)    Bond restructured.
 (d)    Resale is restricted to qualified institutional investors.
 (e) The aggregate cost for federal income tax purposes is $173,832,878; the aggregate gross unrealized appreciation is $10,203,803 and the aggregate gross unrealized depreciation is $11,612,366, resulting in net unrealized depreciation of $1,408,563.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1995 (unaudited) continued

 ------------------------------------------------------------------------------
                       GEOGRAPHIC SUMMARY OF INVESTMENTS
              Based on Market Value as a Percentage of Net Assets
                          August 31, 1995 (unaudited)

  Arizona............  1.2%
  Arkansas...........  1.4
  California.........  4.1
  Colorado...........  2.8
  District of
   Columbia..........  0.8
  Florida............  1.9
  Georgia............  4.1
  Illinois........... 16.0
  Iowa...............  4.3
  Louisiana..........  1.8%
  Maine..............  2.0
  Massachusetts......  8.3
  Michigan........... 13.7
  Minnesota..........  2.6
  Mississippi........  2.0
  New York...........  1.6
  North Carolina.....  0.6
  Ohio...............  4.3
  Oklahoma...........  2.0%
  Pennsylvania.......  7.7
  Tennessee..........  2.7
  Texas..............  5.8
  Utah...............  0.5
  Virginia...........  3.9
  West Virginia......  1.5
                       ---
  Total.............. 97.6%
                      ====

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1995 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $173,383,978).......................................    $172,424,315
Cash..................................................................         102,449
Receivable for:
    Interest..........................................................       3,885,707
    Investments sold..................................................         495,206
Prepaid expenses and other assets.....................................          48,096
                                                                            ----------
    TOTAL ASSETS......................................................     176,955,773
                                                                            ----------
LIABILITIES:
Payable for:
    Investment advisory fee...........................................          81,916
    Administration fee................................................          49,150
Accrued expenses and other payables...................................          83,448
                                                                            ----------
    TOTAL LIABILITIES.................................................         214,514
                                                                            ----------
NET ASSETS:
Paid-in-capital.......................................................     187,959,380
Net unrealized depreciation...........................................        (959,663)
Accumulated undistributed net investment income.......................       2,648,549
Accumulated net realized loss.........................................     (12,907,007)
                                                                            ----------
    NET ASSETS........................................................    $176,741,259
                                                                          ============
NET ASSET VALUE PER SHARE,
 20,080,507 shares outstanding (unlimited shares authorized
 of $.01 par value)...................................................           $8.80
                                                                                 =====

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

STATEMENT OF OPERATIONS
For the six months ended August 31, 1995 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.........................................................    $7,681,057
                                                                              --------
EXPENSES
Investment advisory fee.................................................       443,427
Administration fee......................................................       266,057
Professional fees.......................................................        69,480
Transfer agent fees and expenses........................................        35,614
Shareholder reports and notices.........................................        21,423
Trustees' fees and expenses.............................................        17,029
Registration fees.......................................................        16,627
Other...................................................................        26,870
                                                                              --------
    TOTAL EXPENSES......................................................       896,527
                                                                              --------
    NET INVESTMENT INCOME...............................................     6,784,530
                                                                              --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.......................................................    (1,176,454)
Net change in unrealized depreciation...................................     3,265,907
                                                                              --------
    NET GAIN............................................................     2,089,453
                                                                              --------
NET INCREASE............................................................    $8,873,983
                                                                            ==========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

STATEMENT OF CHANGES IN NET ASSETS
                                                      FOR THE SIX         FOR THE YEAR
                                                        MONTHS                ENDED
                                                         ENDED            FEBRUARY 28,
                                                    AUGUST 31, 1995           1995
---------------------------------------------------------------------------------------
                                                      (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..........................      $   6,784,530        $  13,249,628
Net realized loss..............................         (1,176,454)          (8,933,636)
Net change in unrealized depreciation..........          3,265,907            5,599,806
                                                      ------------          -----------
    NET INCREASE...............................          8,873,983            9,915,798
                                                      ------------          -----------
Dividends to shareholders from net investment
income.........................................         (6,045,749)         (12,359,552)
Net decrease from transactions in shares of
 beneficial interest...........................         (1,125,281)          (3,854,229)
                                                      ------------          -----------
    TOTAL INCREASE (DECREASE)..................          1,702,953           (6,297,983)
NET ASSETS:
Beginning of period............................        175,038,306          181,336,289
                                                      ------------          -----------
    END OF PERIOD
    (Including undistributed net investment
    income of $2,648,549 and $1,909,768,
    respectively)..............................      $ 176,741,259        $ 175,038,306
                                                     =============        =============

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1995 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1995 (unaudited) continued

are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), the Fund pays its Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's average weekly net assets.

Under the terms of the Advisory Agreement, in addition to managing the Fund's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's average weekly net assets. Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1995 aggregated $20,071,240 and $9,517,005, respectively.

Dean Witter Trust Company, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At August 31, 1995, the Fund had transfer agent fees and expenses payable of approximately $6,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 1995 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,049. At August 31, 1995, the Fund had

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1995 (unaudited) continued

an accrued pension liability of $53,347 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At February 28, 1995, the Fund had a net capital loss carryover of approximately $10,485,000 of which $4,000 will be available through February 28, 2002 and $10,481,000 will be available through February 28, 2003 which may be used to offset future capital gains to the extent provided by regulations. Any net capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,246,000 during fiscal 1995. At February 28, 1995, the Fund had temporary book/tax differences primarily attributable to post-October losses.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                     PAR
                                                                                                    VALUE       CAPITAL PAID
                                                                                                      OF        IN EXCESS OF
                                                                                      SHARES        SHARES       PAR VALUE
                                                                                    ----------     --------     ------------
Balance, February 28, 1994......................................................    20,737,707     $207,378     $192,731,512
Treasury shares purchased and retired (weighted average discount 10.58%)*.......      (517,400)      (5,174)      (3,849,055)
                                                                                      --------      -------       ----------
Balance, February 28, 1995......................................................    20,220,307      202,204      188,882,457
Treasury shares purchased and retired (weighted average discount 7.51%)*........      (139,800)      (1,398)      (1,123,883)
                                                                                      --------      -------       ----------
Balance, August 31, 1995........................................................    20,080,507     $200,806     $187,758,574
                                                                                    ==========     ========     ============

---------------------
* The Trustees have voted to retire the shares purchased.

7. DIVIDENDS

The Fund has declared the following dividends from net investment income:

   DECLARATION        AMOUNT PER          RECORD                PAYABLE
       DATE             SHARE              DATE                   DATE
------------------    ----------    ------------------    --------------------
 August 29, 1995        $0.05       September 8, 1995      September 22, 1995
September 27, 1995      $0.05        October 6, 1995        October 20, 1995

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1995 (unaudited) continued

8. SELECTED QUARTERLY FINANCIAL DATA

                                                                                                     QUARTERS ENDED
                                                                                        -----------------------------------------
                                                                                                   8/31/95                5/31/95
                                                                                        ------------------     ------------------
                                                                                                     PER                    PER
                                                                                        TOTAL*      SHARE      TOTAL*      SHARE
                                                                                        -------     ------     -------     ------
Total investment income............................................................     $ 3,903     $ 0.19     $ 3,778     $ 0.19
Net investment income..............................................................       3,466       0.17       3,319       0.17
Net realized and unrealized gain (loss)............................................         (31)     (0.00)      2,120       0.10

                                                                              QUARTERS ENDED
                                          ---------------------------------------------------------------------------------------
                                                     2/28/95               11/30/94                8/31/94                5/31/94
                                          ------------------     ------------------     ------------------     ------------------
                                                       PER                    PER                    PER                    PER
                                          TOTAL*      SHARE      TOTAL*      SHARE      TOTAL*      SHARE      TOTAL*      SHARE
                                          -------     ------     -------     ------     -------     ------     -------     ------
Total investment income...............    $ 4,180     $ 0.20     $ 3,514     $ 0.16     $ 3,682     $ 0.18     $ 3,631     $ 0.18
Net investment income.................      3,748       0.18       3,090       0.15       3,231       0.16       3,181       0.15
Net realized and unrealized gain
 (loss)...............................      7,044       0.34      (5,053)     (0.21)     (2,334)     (0.11)     (2,991)     (0.14)

                                                                              QUARTERS ENDED
                                          ---------------------------------------------------------------------------------------
                                                     2/28/94               11/30/93                8/31/93                5/31/93
                                          ------------------     ------------------     ------------------     ------------------
                                                       PER                    PER                    PER                    PER
                                          TOTAL*      SHARE      TOTAL*      SHARE      TOTAL*      SHARE      TOTAL*      SHARE
                                          -------     ------     -------     ------     -------     ------     -------     ------
Total investment income...............    $ 3,481     $ 0.17     $ 3,817     $ 0.18     $ 4,039     $ 0.20     $ 3,744     $ 0.18
Net investment income.................      3,002       0.14       3,364       0.16       3,560       0.17       3,284       0.16
Net realized and unrealized gain
 (loss)...............................     (3,326)     (0.16)     (1,855)     (0.09)      2,326       0.11      (5,867)     (0.28)

---------------------
* Amounts in thousands.

MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                      FOR THE
                                                        SIX
                                                       MONTHS
                                                       ENDED
                                                       AUGUST                      FOR THE YEAR ENDED FEBRUARY 28*
                                                        31,            --------------------------------------------------------
                                                       1995*           1995         1994         1993       1992(a)        1991
--------------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
PER SHARE OPERATING PERFORMANCE:

Net asset value,
 beginning of period..............................      $8.66          $8.74        $9.13        $9.23        $9.28        $9.34
                                                         ----           ----        -----         ----        -----        -----

Net investment income.............................       0.34           0.64         0.63         0.67         0.73         0.75
Net realized and unrealized income gain (loss)....       0.10          (0.12)       (0.42)       (0.08)          --        (0.06)
                                                         ----           ----        -----         ----        -----        -----
Total from investment operations..................       0.44           0.52         0.21         0.59         0.73         0.69
                                                         ----           ----        -----         ----        -----        -----
Less dividends and distributions from:
   Net investment income..........................      (0.30)         (0.60)       (0.60)       (0.68)       (0.78)       (0.74)
   Net realized gain..............................         --             --           --        (0.01)          --        (0.01)
                                                         ----           ----        -----         ----        -----        -----
Total dividends and distributions.................      (0.30)         (0.60)       (0.60)       (0.69)       (0.78)       (0.75)
                                                         ----           ----        -----         ----        -----        -----
Net asset value, end of period....................      $8.80          $8.66        $8.74        $9.13        $9.23        $9.28
                                                         ====           ====        =====         ====        =====        =====

Market value, end of period.......................      $8.00          $8.00       $8.125        $8.75       $9.875       $9.375
                                                         ====           ====        =====         ====        =====        =====

TOTAL INVESTMENT RETURN+..........................       3.78%(1)       6.36%       (0.36)%      (4.42)%      14.42%        9.87%

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................       1.01%(2)       1.01%        1.01%        1.11%        1.06%        1.06%

Net investment income.............................       7.65%(2)       7.60%        7.13%        7.42%        7.87%        7.99%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........    $176,741       $175,038     $181,336     $189,291     $194,251     $190,386

Portfolio turnover rate...........................            6%(1)         5%           6%           3%           5%          34%

---------------------
(a) For the year ended February 29, 1992.
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect sales charges or brokerage commissions.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

RESULTS OF ANNUAL MEETING (unaudited)

On June 22, 1995, an annual meeting of shareholders of the Fund was held for the purpose of voting on three separate matters, the results of which were as follows:

ELECTION OF TRUSTEES:

Manuel H. Johnson

Vote:                                                                       No. of Shares
-------                                                                     -------------
     For..................................................................    14,219,306
     Withheld.............................................................       414,325

Paul Kolton

Vote:                                                                       No. of Shares
-------                                                                     -------------
     For..................................................................    14,210,872
     Withheld.............................................................       422,759

John L. Schroeder

Vote:                                                                       No. of Shares
-------                                                                     -------------
     For..................................................................    14,220,210
     Withheld.............................................................       413,421

INVESTMENT ADVISORY AGREEMENT:

Vote:                                                                       No. of Shares
-------                                                                     -------------
     For..................................................................    13,685,833
     Against..............................................................       347,807
     Abstain..............................................................       599,991

RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

Vote:                                                                       No. of Shares
-------                                                                     -------------
     For..................................................................    14,074,034
     Against..............................................................       132,444
     Abstain..............................................................       427,153

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Jack F. Bennett
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036

INVESTMENT ADVISOR
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York  10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


MUNICIPAL INCOME
OPPORTUNITIES TRUST II


SEMIANNUAL REPORT
AUGUST 31, 1995